Subsequent Events	12 Months Ended
Sep. 30, 2013
Subsequent Events [Abstract]
Subsequent Events

15. SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events occurring subsequent to September 30, 2013, for potential recognition and disclosure.  There have been no material events or transactions which would require adjustments to the consolidated financial statements at September 30, 2013.